Transactions with Parties-in-Interest (Details) - EBP 005 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Fair Value	$ 379,879,535	$ 336,728,803
Common Stock
EBP, Accounting Policy [Line Items]
Number of Shares (in shares)	61,362	71,394
Fair Value	$ 2,491,300	$ 4,886,191